Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

February 23, 2010	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq. and Laura Hatch

Re:	Cohen & Steers Infrastructure Fund, Inc.
Registration Statement on Form N-14 8C (File Nos.: 333-160353; 811-10481)

Ladies and Gentlemen:

On behalf of Cohen & Steers Infrastructure Fund, Inc. (“UTF”), transmitted herewith for filing with the Securities and Exchange Commission (the “SEC”) is Post-Effective Amendment No. 2 (“Amendment No. 2”) to UTF’s Registration Statement on Form N-14 8C (the “Registration Statement”). Amendment No. 2 is being filed for the sole purpose of registering additional shares of UTF to issue to the stockholders of Cohen & Steers REIT and Utility Income Fund, Inc. (“RTU”) in order to consummate the merger of RTU with and into UTF on or about March 12, 2010.

Amendment No. 2 is marked to reflect changes from the definitive version of the Prospectus/Proxy Statement filed with the SEC on January 8, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”).

Request for Selective Review: To attempt to avoid having to update the financial statements and other financial information—including the proforma financials—UTF would like to have Amendment No. 2 declared effective by the SEC pursuant to its authority under Section 8(c) of the Securities Act on or before February 26, 2010. As such, we are requesting selective review of Amendment No. 2 by the staff of the SEC.

The only material revisions to Amendment No. 2 have been to update certain calendar year-end information, such as total returns, directors’ fees and expenses, management and administration fees paid by the funds and portfolio manager information contained in Proposal 1. The funds also have included their financial highlights through June 30, 2009, incorporated by reference their annual reports for the year ended December 31, 2008 and their semi-annual reports for the six months ended June 30, 2009, and have filed a consent of their independent registered public accounting firm.

UTF’s Tandy representation is filed herewith. UTF will file an acceleration request as correspondence with the SEC upon further discussions with the SEC’s staff.

Please direct any comments and questions concerning Amendment No. 2 to me at 212.806.6443 (nrunyan@stroock.com) or, in my absence, to Janna Manes at 212.806.6141 (jmanes@stroock.com).

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	Janna Manes, Esq.
Tina M. Payne, Esq.

February 23, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq. and Laura Hatch

Re:	Cohen & Steers Select Utility Fund, Inc.
Registration Statement on Form N-14 8C
File Numbers: 333-160353; 811-21485

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Frances C. Poli
Francis C. Poli
Secretary